Cash and Cash Equivalents (Tables)	3 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
As of March 31, 2026 and December 31, 2025, cash and cash equivalents were as follows:

	March 31,		December 31,
	2026		2025
Cash on hand and in banks (1)	Ps.	82,034,989	Ps.	66,454,221
Highly liquid investments (2)	62,813,814		96,197,068
Total of cash and cash equivalents	Ps.	144,848,803	Ps.	162,651,289
(1)Cash on hand and in banks is primarily composed of cash in banks.
(2)Mainly composed of short-term Mexican Government investments.